Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (Fleming)(1) ($)	Compensation Actually Paid to PEO (Fleming)(2)(3)(4) ($)	Summary Compensation Table Total for PEO (Cook)(1) ($)	Compensation Actually Paid to PEO (Cook)(4) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)		Average Compensation Actually Paid to non-PEO NEOs(2)(3)(4) ($)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5) ($)	Net Income (Loss)(6) ($ millions)
2024	4,431,850	12,431,698	N/A	N/A	3,845,450		10,246,084		71	36
2023	3,009,901	2,691,669	N/A	N/A	2,354,251	(7)	2,149,870	(7)	28	(218)
2022	3,109,149	(208,328)	4,460,742	(108,978)	2,334,149	(8)	837,327	(8)	32	(716)

(1)
Mr. Fleming was elected Interim Chief Executive Officer effective July 1, 2022, succeeding Particia L. Cook, and was elected as Chief Executive Officer effective April 5, 2023. The individuals comprising the
Non-PEO
NEOs are as follows:

•	2024: Ms. Sieffert and Mr. Prahm;

•	2023: Ms. Sieffert and Mr. Prahm; and

•	2022: Mr. Prahm and Johan Gericke, who served as the Company’s Chief Financial Officer from March 2021 to October 2023.

(2)
Mr. Fleming’s Options have an aggregate cash exercise price of $5,000,000. Based on the Class A Common Stock closing price on March 26, 2025, the shares underlying Mr. Fleming’s Options had a market value of $4,362,000, implying a spread value (i.e. the excess of such market value over the aggregate cost to exercise) of $(638,000). The average of the Options of non-PEO NEOs have an aggregate cash exercise price of $4,375,000. Based on the Class A Common Stock closing price on March 26, 2025, the shares underlying such Options had a market value of $3,816,750, implying a spread value (i.e. the excess of such market value over the aggregate cost to exercise) of $(558,250).

(3)
Compensation Actually Paid to Mr. Fleming and Average Compensation Actually Paid to non-PEO NEOs for fiscal year 2024 reflects the increase in value of outstanding equity awards, which were granted in prior fiscal years, as a result of the significant appreciation in the market price of the Class A Common Stock during fiscal year 2024. Amounts also include the fair value of the Options granted in fiscal year 2024, which were initially granted with an exercise price that was 79% higher than the Class A Common Stock closing price on the date of grant. At 2024 fiscal year end, the Class A Common Stock closing price exceeded the exercise price of such Options by 12% as a result of significant share price appreciation experienced following the date of grant, which increased the Compensation Actually Paid to Mr. Fleming by $2.2 million and Average Compensation Actually Paid to non-PEO NEOs by $2.0 million, as calculated under SEC rules.

(4)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” for fiscal year 2024 (all amounts are averages for the named executive officers other than the principal executive officer):

		Equity Award Adjustments
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Reported Value of Stock Awards ($)	Deduct Reported Value of Option Awards ($)	Add Year-End Market Value of Unvested Equity Awards Granted in Year ($)	Add Market Value of Equity Awards Granted and Vested in Year ($)	Change in Market Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Market Value of Equity Awards Granted in Prior Years which Vested in Year ($)	Compensation Actually Paid ($)
2024	Graham A. Fleming (PEO)	4,431,850	(1,424,000)	(1,460,000)	9,316,000	—	1,893,661	(325,813)	12,431,698
	Average for Non-PEO NEOs	3,845,450	(1,157,000)	(1,277,500)	7,800,000	—	1,241,885	(206,751)	10,246,084

(5)
TSR is determined based on the value of an initial fixed investment of $100 using the Class A Common Stock closing price on December 31, 2021; calculated based on changes to the Class A Common Share price from the closing price on December 31, 2021 compared to the closing price on the last day of the respective reporting period.

(6)	Net Income (Loss) as reported in the Company’s financial statements.
(7)
The amounts in the “Average Summary Compensation Table Total for non-PEO
NEOs” and “Average Compensation Actually Paid to
non-PEO
NEOs” columns for 2023 reported in the Company’s Proxy Statement for its 2024 Annual Meeting of Stockholders, filed with the SEC on March 28, 2024, were $2,352,801 and $2,148,420, respectively. Those amounts have been increased in the table to account for a $2,900 Company 401(k) matching contribution paid to Mr. Prahm that was applied retroactively to the 2023 401(k) plan year.

(8)
The amounts in the “Average Summary Compensation Table Total for non-PEO
NEOs” and “Average Compensation Actually Paid to
non-PEO
NEOs” columns for 2022 reported in the Company’s Proxy Statement for its 2024 Annual Meeting of Stockholders, filed with the SEC on March 28, 2024, were $2,333,283 and $836,461, respectively. Those amounts have been increased in the table to account for a $1,733 Company 401(k) matching contribution paid to Mr. Prahm that was applied retroactively to the 2022 401(k) plan year.

Named Executive Officers, Footnote
(1)
Mr. Fleming was elected Interim Chief Executive Officer effective July 1, 2022, succeeding Particia L. Cook, and was elected as Chief Executive Officer effective April 5, 2023. The individuals comprising the
Non-PEO
NEOs are as follows:

•	2024: Ms. Sieffert and Mr. Prahm;

•	2023: Ms. Sieffert and Mr. Prahm; and

•	2022: Mr. Prahm and Johan Gericke, who served as the Company’s Chief Financial Officer from March 2021 to October 2023.

Adjustment To PEO Compensation, Footnote
(4)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” for fiscal year 2024 (all amounts are averages for the named executive officers other than the principal executive officer):

		Equity Award Adjustments
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Reported Value of Stock Awards ($)	Deduct Reported Value of Option Awards ($)	Add Year-End Market Value of Unvested Equity Awards Granted in Year ($)	Add Market Value of Equity Awards Granted and Vested in Year ($)	Change in Market Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Market Value of Equity Awards Granted in Prior Years which Vested in Year ($)	Compensation Actually Paid ($)
2024	Graham A. Fleming (PEO)	4,431,850	(1,424,000)	(1,460,000)	9,316,000	—	1,893,661	(325,813)	12,431,698
	Average for Non-PEO NEOs	3,845,450	(1,157,000)	(1,277,500)	7,800,000	—	1,241,885	(206,751)	10,246,084

Non-PEO NEO Average Total Compensation Amount	$ 3,845,450	$ 2,354,251	$ 2,334,149
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,246,084	2,149,870	837,327
Adjustment to Non-PEO NEO Compensation Footnote
(4)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” for fiscal year 2024 (all amounts are averages for the named executive officers other than the principal executive officer):

		Equity Award Adjustments
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Reported Value of Stock Awards ($)	Deduct Reported Value of Option Awards ($)	Add Year-End Market Value of Unvested Equity Awards Granted in Year ($)	Add Market Value of Equity Awards Granted and Vested in Year ($)	Change in Market Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Market Value of Equity Awards Granted in Prior Years which Vested in Year ($)	Compensation Actually Paid ($)
2024	Graham A. Fleming (PEO)	4,431,850	(1,424,000)	(1,460,000)	9,316,000	—	1,893,661	(325,813)	12,431,698
	Average for Non-PEO NEOs	3,845,450	(1,157,000)	(1,277,500)	7,800,000	—	1,241,885	(206,751)	10,246,084

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid to our PEOs, the Average of Compensation Actually Paid to
Non-PEO
NEOs, and, in each case, FOA’s Cumulative TSR
. For 2024, as compared to 2023, the compensation actually paid to Mr. Fleming, as our PEO, increased by 362% to $12.4 million. For 2024, as compared to 2023, the average of the compensation actually paid to the
Non-PEO
NEOs increased by 377% to $10.2 million. For 2024, as compared to 2023, the cumulative TSR increased by 154%. For 2023, as compared to 2022, the compensation actually paid to Mr. Fleming, as our PEO, increased by $2.9 million. For 2023, as compared to 2022, the average of the compensation actually paid to the
Non-PEO
NEOs increased by 157% to $2.1 million. For 2023, as compared to 2022, the cumulative TSR declined by 13%.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to our PEOs, the Average of the Compensation Actually Paid to the
Non-PEO
NEOs, and, in each case, the Company’s Net Income (Loss)
. For 2024, as compared to 2023, the

compensation actually paid to Mr. Fleming, as our PEO, increased by 362% to $12.4 million. For 2024, as compared to 2023, the average of the compensation actually paid to the
Non-PEO
NEOs increased by 377% to $10.2 million. For 2024, as compared to 2023, Net Income increased by $254 million. Net Income (Loss) included in the Pay Versus Performance table for 2023 and 2024 is as reported in FOA’s Form
10-K,
filed with the SEC on March 14, 2025. For 2023, as compared to 2022, the compensation actually paid to Mr. Fleming, as our PEO, increased by $2.9 million. For 2023, as compared to 2022, the average of the compensation actually paid to the
Non-PEO
NEOs increased by 157% to $2.1 million. For 2023, as compared to 2022, Net Loss decreased by $498 million. Net Loss included in the Pay Versus Performance table for 2022 is as reported in FOA’s Form
10-K,
filed with the SEC on March 15, 2024.

Total Shareholder Return Amount	$ 71	28	32
Net Income (Loss)	36,000,000	(218,000,000)	(716,000,000)
Graham A. Fleming [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,431,850	3,009,901	3,109,149
PEO Actually Paid Compensation Amount	$ 12,431,698	$ 2,691,669	(208,328)
PEO Name	Mr. Fleming	Mr. Fleming
Particia L. Cook [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,460,742
PEO Actually Paid Compensation Amount			$ (108,978)
PEO Name			Particia L. Cook
PEO | Graham A. Fleming [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,316,000
PEO | Graham A. Fleming [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,893,661
PEO | Graham A. Fleming [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325,813)
PEO | Graham A. Fleming [Member] | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,424,000)
PEO | Graham A. Fleming [Member] | Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,460,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,800,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,241,885
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(206,751)
Non-PEO NEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,157,000)
Non-PEO NEO | Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,277,500)